Short-term and Long-term Debt and Payable - Summary of Short-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 54,558	¥ 40,780	[1]
China Telecom Group [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	19,098	5,271
Loans from banks - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	16,565	16,411
Super short-term commercial papers - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	18,745	18,996
Other loans - unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 150	¥ 102

[1]	restated